CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended		12 Months Ended		191 Months Ended	200 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Series B Preferred Stock [Member]
Preferred Shares converted into Common shares	198.27	140.87	140.87	1,823.18	22,576.18	22,774.45
Stock issued in connection with non-registration events					0
Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	3,003	3,003	4,645,411	9,558,112	9,558,112
Stock issued in connection with non-registration events					553,629
Common Stock [Member] | Series B Preferred Stock [Member]
Common shares issued upon conversion	547,707	388,603	388,603	5,036,408	62,364,597	62,912,304
Common Stock [Member] | Series A Preferred Stock [Member]
Common shares issued upon conversion	0	30,030	30,030	11,078,634	43,728,457	43,728,457